Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity

NOTE 4–STOCKHOLDERS’ EQUITY

The Company was formed with one class of no par value common stock and was authorized to issue 1,500 common shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

In November 2011, the Company issued all of its 1,500 shares of common stock to its officer and directors, Victor Shvetsky and Alexey Golovanov. The Company issued this stock to Mr. Shvetsky and Mr. Golovanov in exchange for $1,500 of services rendered to the Company in its formation at a price of $1.00 per share.

On July 12, 2012, the Company amended and restated its Certificate of Incorporation and increase the authorized number of shares to 50,000,000, $0.0001 par value from 1,500, no par value and effectuated a 10,000 to 1 forward stock split.

As of September 30, 2015, and December 31, 2014 there are 15,000,000 shares of common stock outstanding.

NOTE 4–STOCKHOLDERS’ EQUITY

The Company was formed with one class of no par value common stock and was authorized to issue 1,500 common shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

In November 2011, the Company issued all of its authorized 1,500 shares of common stock to its officer and directors, Victor Shvetsky and Alexey Golovanov. The Company issued this stock to Mr. Shvetsky and Mr. Golovanov in exchange for $1,500 of services rendered to the Company in its formation at a price of $1.00 per share.

On July 12, 2012, the Company amended and restated its Certificate of Incorporation and increased the authorized number of shares to 50,000,000, $0.0001 par value from 1,500, no par value and effectuated a 10,000 to 1 forward stock split.

As of December 31, 2014, there are 15,000,000 shares of common stock outstanding.